Financial and Derivative Instruments - Effect of Derivatives Not Designated On Hedging Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instruments not designated as hedging instruments, gain (loss), net	$ (505)	$ (867)	$ (795)
Commodity | Sales and other operating revenues
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instruments not designated as hedging instruments, gain (loss), net	(304)	(651)	(685)
Commodity | Purchased crude oil and products
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instruments not designated as hedging instruments, gain (loss), net	(154)	(226)	(64)
Commodity | Other income (loss)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instruments not designated as hedging instruments, gain (loss), net	$ (47)	$ 10	$ (46)